CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash Flow from Operating Activities
Net loss attributable to Edison Nation, Inc.	$ (5,752,808)	$ (3,983,272)	$ (5,330,126)	$ 1,533,431
Net loss attributable to noncontrolling interests	(31,858)	0	(13,891)	0
Net loss	(5,784,666)	(3,983,272)	(5,344,017)	1,533,431
Adjustments to reconcile net loss income to net cash (used in) provided by operating activities:
Depreciation and amortization	952,019	120,004	487,878	188,283
Amortization of financing costs	658,126	266,944	300,277	0
Stock-based compensation	876,585	2,666,576	3,386,493	0
Amortization of right of use asset	217,189	0
Change in fair value of put option contract	0	732,600
Deferred taxes			(33,868)	28,399
Changes in assets and liabilities:
Accounts receivable	(12,355)	(1,402,277)	590	68,469
Inventory	(182,370)	39,974	59,309	(75,550)
Prepaid expenses and other current assets	(667,836)	(1,011,586)	(353,440)	693
Accounts payable	1,413,425	55,194	(1,408,184)	291,615
Accrued expenses and other current liabilities	549,072	780,564	636,881	23,347
Repayment of operating lease liabilities	(199,589)	0
Due from related party	(117,786)	(472,352)	(507,922)	(967,301)
Net cash used in operating activities	(2,298,186)	(2,207,631)	(2,776,003)	1,091,386
Cash Flows from Investing Activities
Purchases of property and equipment	(113,612)	(121,186)	(141,440)	(39,151)
Acquisition of Edison Nation Holdings, LLC and Subsidiaries, net of cash received	0	(881,318)	(772,581)	0
Purchase of loan held for investment	0	(500,000)	(500,000)	0
Net cash used in investing activities	(113,612)	(1,502,504)	(1,414,021)	(39,151)
Cash Flows from Financing Activities
Borrowings under lines of credit	249,370	0	531,804	0
Borrowings under long-term debt			718,559	0
Repayments under long-term debt			(648,299)	0
Borrowings under convertible notes payable	1,111,111	0
Borrowings under notes payable	1,670,000	718,559
Repayments under lines of credit	(340,766)	0
Repayments under notes payable	(570,587)	(645,000)
Repayments under notes payable/ long-term debt - related parties	(82,612)	(118,779)
Repayments under long-term debt - related parties			(132,309)	0
Net proceeds from sale of common stock	0	5,358,570	5,315,176	0
Fees paid for financing costs	(463,146)	(99,444)	(99,444)	0
Dividends paid			0	(3,029,720)
Net cash provided by financing activities	1,573,370	5,213,906	5,685,487	(3,029,720)
Net (decrease) increase in cash and cash equivalents	(838,428)	1,503,771	1,495,463	(1,977,485)
Cash and cash equivalents - beginning of period	2,052,731	557,268	557,268	2,534,753
Cash and cash equivalents - end of period	1,214,303	2,061,039	2,052,731	557,268
Supplemental Disclosures of Cash Flow Information
Cash paid during the period for: Interest	145,324	93,044	103,865	0
Cash paid during the period for: Income taxes	0	0	265,015	64,465
Noncash investing and financing activity:
Shares issued to note holders			167,500	0
Shares issued to note holders	309,780	167,500
Shares issued for the acquisition of Edison Nation Holdings, LLC	0	3,760,317	3,384,285	0
Shares reserved in exchange for the cancellation of certain non-voting membership interests related to acquisition of Edison Nation Holdings, LLC	0	6,682,500	6,014,250	0
Borrowings under note payable for the purchase of property and equipment	0	73,559	73,559	0
Issuance of 4%, 5 year senior convertible notes for the acquisition of Edison Nation Holdings, LLC	$ 0	$ 1,428,161	1,428,161	0
Cloud B, Inc. [Member]
Cash Flow from Operating Activities
Net loss			44,408
Supplemental Disclosures of Cash Flow Information
Earnout for acquisition of Cloud B, Inc.			520,000	0
Deemed distribution to shareholder for acquisitions			0
Noncash investing and financing activity:
Shares issued for the acquisition of Edison Nation Holdings, LLC			2,664,200	0
Best Party Concepts llc [Member]
Supplemental Disclosures of Cash Flow Information
Deemed distribution to shareholder for acquisitions			692,533	0
Pirasta, LLC [Member]
Supplemental Disclosures of Cash Flow Information
Deemed distribution to shareholder for acquisitions			$ 188,552	$ 0